Deferred Revenue (Details Narrative) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Details Narrative
Gain on deferred revenue liability		$ 3,000,000		$ (2,998,242)